Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	CG Oncology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41925
Entity Tax Identification Number	37-1611499
Entity Address, Address Line One	3000 Pegasus Park Drive
Entity Address, Address Line Two	Suite 1640
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	949
Local Phone Number	409-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CGON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001991792